FREIGHT RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 58.6	$ 89.9	$ 86.0
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	64.4	93.6	87.7
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Total net	5.8	3.7	1.7	$ 1.3
Financial assets not yet due | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	17.9	39.8	44.0
Financial assets past due but not impaired | Due before 30 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	10.8	22.5	18.8
Financial assets past due and impaired | Due between 30 and 180 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	23.7	25.3	20.5
Financial assets past due and impaired | Due after 180 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 12.0	$ 6.0	$ 4.4